Accrued Expenses	12 Months Ended
Dec. 31, 2024
Accrued Expenses
Accrued Expenses

6. Accrued Expenses

The following is a summary of the Company’s accrued expenses at December 31:

	2024	2023
Accrued research and development expenses	$51,306	$1,824,689
Accrued bonuses	—	2,561,913
Accrued consulting and other professional fees	790,250	439,192
Accrued employee benefits	3,825	399,763
Accrued retention	1,049,105	—
Accrued severance	3,487,258	—
Accrued expenses	$5,381,744	$5,225,557